SMART VENTURES, INC.

1066 WEST HASTINGS STREET, SUITE 2610

VANCOUVER, BC V6E 3X2

604.602.1717       604.687.6755 FAX

May 7, 2008

United States Securities

And Exchange Commission

Attention: Carmen Moncada – Terry

                  Mellissa Campbell Duru

                  H. Roger Schwall, Assistant Director

RE: Smart Ventures, Inc.

Form S-1 Amendment 2

Filed May 7, 2008

File No.: 333-150064

Dear Ms. Moncada – Terry, Ms. Duru, and Mr. Schwall:

Please find responses to the two comments regarding Amendment #1 to the registrant’s S-1 filing. Both a reline and plain copy of Amendment #2 have been filed via EDGAR as of this date.

Comment 1.

Check the appropriate box on the cover page indicating that the registrant is a smaller reporting company.

We have complied with this comment.

Comment 2. Undertakings.

Do not change the wording or modify item 512. Item 512(a)(6) appears to be incomplete.

We have restated the complete Undertakings section to comply.

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Smart Ventures, Inc.

/s/Nadir Walji

    Nadir Walji, President